Grandeur Peak Global Reach Fund	Portfolio of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.95%
Australia — 5.56%
Imdex Ltd(a)	108,648	$282,312
IPD Group Ltd/Australia(a)	190,978	649,548
MA Financial Group Ltd(a)	180,011	723,796
Mader Group Ltd(a)	58,948	286,417
Navigator Global Investments Limited(a)	304,782	497,919
Pinnacle Investment Management Group(a)	81,159	913,260
PWR Holdings Ltd. (a)	29,140	203,555
Qualitas Ltd(a),(b)	441,845	942,744
		4,499,551
Belgium — 1.35%
Azelis Group N.V.	28,330	369,607
Melexis NV	5,271	415,284
X-Fab Silicon Foundries S.E. 144A(a),(b),(c)	41,162	307,920
		1,092,811

Brazil — 1.02%
Track & Field Co SA	286,300	825,176

Canada — 3.23%
5N Plus, Inc.(a)	25,910	602,201
Aritzia Inc(a)	4,130	411,536
BioSyent, Inc.(a)	42,000	441,941
Groupe Dynamite, Inc. (a)	11,900	480,577
Kraken Robotics, Inc.(a)	68,400	283,502
TerraVest Industries, Inc.	4,825	393,188
		2,612,945
China — 1.94%
Beijing Huafeng Test & Control	4,456	235,975
Shanghai Forest Cabin Cosmetics Group Company Ltd. (a),(b)	33,600	212,247
Shenzhen New Industries Biomed	44,809	317,591
Silergy Corp(a)	43,700	558,713
Zylox-Tonbridge Medical Technology Company Ltd.(a),(b),(c)	99,200	241,344
		1,565,870
Denmark — 0.43%
Chemometec A/S(a)	5,257	350,840

Finland — 0.52%
Harvia Oyj(a)	8,786	418,067

France — 1.81%
Antin Infrastructure Partners	18,775	189,071
Thermador Groupe(a)	2,386	208,352
Virbac S.A.	2,739	1,066,343
		1,463,766
Germany — 2.26%
Dermapharm Holding SE	8,294	392,264
Elmos Semiconductor AG	1,930	325,043
Friedrich Vorwerrk Group SE(a)	3,614	273,478
Gabler Group A.G.(a)	8,389	367,726
Pfisterer Holding S.E.	5,329	468,416
		1,826,927
	Shares	Fair Value
COMMON STOCKS — 99.95% (continued)
Hong Kong — 0.40%
Plover Bay Tech(a),(b)	307,700	$327,220

India — 6.54%
360 ONE WAM Ltd. (a)	21,822	259,686
Action Construction Equipment Ltd. (a)	44,480	499,015
Aditya Vision Ltd(a)	75,941	507,896
Anant Raj Ltd.	72,734	476,117
Cartrade Tech Ltd.(a)	8,273	235,837
Gulf Oil Lubricants India Ltd. (a)	25,707	288,134
NRB Bearings Ltd. (a)	66,982	287,792
PB Fintech Ltd(a)	50,876	854,050
Rainbow Children’s Medicare Ltd.	19,482	311,502
SJS Enterprises Ltd	34,902	874,985
Supriya Lifescience Ltd(a)	33,622	305,553
Varun Beverages Ltd.	84,476	391,646
		5,292,213
Indonesia — 0.13%
Cisarua Mountain Dairy PT TBK(a)	414,700	105,826

Israel — 0.19%
Next Vision Stabilized Systems(a)	2,005	155,770

Italy — 2.98%
Diasorin SPA	5,294	438,836
Interpump Group SpA	17,984	720,688
Moncler S.p.A.	7,121	403,323
Pharmanutra SpA	3,785	363,262
Recordati SpA	8,167	486,591
		2,412,700
Japan — 8.04%
AZOOM Co Ltd(a)	12,400	362,637
BuySell Technologies Company Ltd. (a)	9,400	175,512
Charm Care Corp KK	66,400	566,081
Integral Corp	25,100	462,190
Istyle, Inc.	67,600	187,715
Japan Elevator Service Holdings Company Ltd.	31,600	336,105
Kinden Corp	8,300	369,705
Kitz Corp	23,000	317,893
Lifedrink Co., Inc. (a)	21,300	193,499
Mani, Inc. (a)	49,900	474,005
Maruwa Co Ltd/Aichi(a)	1,500	523,393
Monotaro Company, Ltd.	40,000	503,352
Seiwa Holdings Company Ltd.(a)	46,400	413,648
Shin Maint Holdings Company Ltd. (a)	35,000	229,342
Tokyo Ohka Kogyo Co Ltd	7,700	429,667
Tokyo Seimitsu Company Limited	3,600	388,106
Totech Corp	13,700	333,090
Visional Inc(a)	4,400	240,852
		6,506,792
Luxembourg — 1.05%
Eurofins Scientific S.E. (a)	10,794	848,678

Mexico — 2.05%
BBB Foods Inc(a)	4,916	203,178

Grandeur Peak Global Reach Fund	Portfolio of Investments
July 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.95% (continued)
Mexico — 2.05% (continued)
Corp Inmobiliaria Vesta S.A.B. de C.V. -ADR	150,300	$519,386
Corporativo Fragua SAB de CV(a)	24,772	700,717
Regional S.A.B. de C.V. (a)	28,300	232,840
		1,656,121
Netherlands — 1.29%
ASM International N.V.	392	362,291
IMCD N.V.	3,545	387,582
Redcare Pharmacy N.V. 144A(a),(b),(c)	4,174	295,632
		1,045,505
Philippines — 0.94%
International Container Terminal Services, Inc. (a)	22,970	361,322
Philippine Seven Corp	713,380	395,028
		756,350
Poland — 0.22%
Zabka Group S.A.	21,109	179,680

Saudi Arabia — 0.92%
Rasan Information Technology Company(a)	21,551	747,095

Singapore — 0.28%
iFAST Corp Ltd.	31,900	226,119

South Korea — 4.91%
D’Alba Global Company Ltd. (a)	5,011	767,424
FNS Tech Company Ltd. (a)	48,406	375,695
HD Hyundai Marine Solution Co	2,126	271,081
HPSP Company Ltd. (a)	9,863	236,485
iFamilySC Co Ltd(a)	43,644	228,344
LEENO Industrial Inc. (a)	7,957	353,448
Park Systems Corp(a)	2,849	503,444
Pond Group Co Ltd(a)	35,942	110,836
Pumtech Korea Company Ltd. (a)	9,804	313,201
Sanil Electric Company Ltd. (a)	4,897	485,950
SEMCNS Company Ltd.(a)	43,283	329,335
		3,975,243
Sweden — 7.19%
AddLife A.B.	19,095	324,086
AddTech A.B. (a)	10,724	390,377
Asker Healthcare Group AB(a)	101,193	860,864
BoneSupport Holding AB 144A(a),(b),(c)	13,182	304,858
Idun Industrier AB	7,278	250,718
Lagercrantz Group AB(a)	18,114	426,149
Lifco AB, Class B(a)	12,628	429,713
Momentum Group AB	21,091	314,103
Nordrest Holding A.B.	23,752	627,390
Sdiptech AB(a)	13,560	344,362
Swedencare AB(a)	73,151	169,022
Swedish Logistic(a)	115,852	447,765
Vimian Group AB(a)	259,095	925,203
		5,814,610
Switzerland — 1.14%
Belimo Holding AG(a)	280	290,956
R&S Group Holding A.G. 144A(b),(c)	12,337	319,272
	Shares	Fair Value
COMMON STOCKS — 99.95% (continued)
Switzerland — 1.14% (continued)
Ypsomed Holding AG	652	$310,687
		920,915
Taiwan — 7.61%
Acter Company LTD	15,000	429,527
Airtac International Group	12,000	492,214
Asia Vital Components Co., Ltd. (a)	11,000	790,020
ASPEED Technology, Inc. (a)	1,000	449,649
AURAS Technology Co. Ltd.	16,000	446,770
Chroma ATE, Inc.	7,000	455,066
Chung-Hsin Electric & Machinery
Manufacturing(a)	65,000	308,872
Hon Precision, Inc.	2,000	382,627
Jentech Precision Industrial Co., Ltd.	3,000	319,939
Materials Analysis Technology, Inc. (a)	36,208	233,705
P-Duke Technology Company Ltd. (a)	105,000	385,181
Sinbon Electronics Co., Limited(a)	56,000	513,141
Sporton International, Inc.	65,868	392,521
Taiwan Speciality Chemicals Corporation(a)	42,000	281,491
Voltronic Power Technology	9,247	273,949
		6,154,672
United Arab Emirates — 0.47%
Spinneys 1961 Holding PLC(a)	1,101,377	380,778

United Kingdom — 9.88%
Ashtead Technology Holdings plc(a)	57,259	316,005
Cohort plc(a)	30,055	496,596
CVS Group plc(a)	47,728	805,330
Diploma plc	8,383	827,002
discoverIE Group plc	36,142	377,494
FRP Advisory Group PLC	157,624	241,109
Games Workshop Group PLC	1,502	387,038
Halma plc	3,879	184,540
Hill & Smith Holdings plc	14,013	538,235
Marex Group Ltd.(a)	14,335	930,628
Pollen Street Group Ltd(a)	27,741	320,779
Renew Holdings PLC	23,167	280,065
Rosebank Industries plc(a)	184,283	834,489
Shawbrook Group plc(a)	59,140	261,427
Softcat PLC(a)	13,215	343,732
Tatton Asset Management plc	29,996	286,215
Volution Group PLC(a)	67,389	562,181
		7,992,865
United States — 25.03%
4Imprint Group(a)	7,635	423,732
Abacus Life Inc(a)	33,421	344,571
Arxis, Inc.(a)	7,955	431,957
AtriCure, Inc.(a)	20,044	756,861
Badger Meter, Inc.(a)	2,719	365,298
Bel Fuse, Inc., Class B	2,882	783,818
Bowman Consulting Group Limited(a)	7,376	198,046
Coda Octopus Group, Inc.(a)	27,036	274,145
Core & Main, Inc., Class A(a)	6,094	267,953
CSW Industrials, Inc.	1,352	431,193
Dexcom, Inc.(a)	12,060	1,006,407
Ensign Group, Inc. (The)	1,493	265,993
Esquire Financial Holdings, Inc.	2,624	339,073
Eton Pharmaceuticals, Inc.(a)	5,223	242,452

Grandeur Peak Global Reach Fund	Portfolio of Investments
July 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.95% (continued)
United States — 25.03% (continued)
Federal Signal Corporation	4,105	$512,920
FirstService Corporation	1,800	253,569
Freshpet, Inc.(a)	10,377	617,847
Harrow, Inc.(a)	8,035	311,517
HealthEquity, Inc.(a)	2,778	279,495
Houlihan Lokey, Inc.	3,974	498,697
IDEXX Laboratories, Inc.(a)	1,054	589,260
ITT, Inc.	3,528	691,417
JFrog Ltd.(a)	5,606	447,303
Kadant, Inc.	2,012	618,690
Kinsale Capital Group, Inc.	787	280,503
Kura Sushi USA, Inc.(a)	4,358	200,773
LeMaitre Vascular, Inc.	11,076	1,122,220
Limbach Holdings, Inc.(a)	4,569	327,597
Littelfuse, Inc.	1,777	785,665
Mama’s Creations Incorporated(a)	35,068	646,303
Miami International Holdings, Inc.(a)	5,868	276,031
Monolithic Power Systems, Inc.	371	529,057
M-Tron Industries, Inc.(a)	7,427	611,836
Mueller Water Products, Inc., Class A, Series A(a)	13,124	331,250
Neptune Insurance Holdings, Inc.(a)	9,230	292,683
Ollie’s Bargain Outlet Holdings, Inc.(a)	12,925	949,600
Pattern Group, Inc.(a)	14,651	337,266
Pennant Group, Inc. (The)(a)	6,484	261,435
Pjt Partners, Inc., Class A	4,337	729,961
Rubrik, Inc., Class A(a)	5,983	432,930
Tradeweb Markets Inc. Class A	2,333	234,467
UFP Technologies, Inc.(a)	1,757	447,648
XPEL, Inc.(a)	11,205	497,166
		20,246,605
Vietnam — 0.57%
Asia Commercial Bank JSC	266,426	221,887
Vietnam Technological & Comm Joint-stock Bank	213,832	235,414
		457,301
Total Common Stocks (Cost $66,265,049)		80,859,011

Total Common Stocks/ Investments — 99.95%
(Cost $66,265,049)		80,859,011

Other Assets in Excess of Liabilities — 0.05%		36,932

NET ASSETS — 100.00%		$80,895,943

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2026, these securities had a total aggregate market value of $2,951,237, representing 3.65% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total aggregate market value of $1,469,026, representing 1.82% of net assets.